Long-Term Debt - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended							6 Months Ended								6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended	6 Months Ended
	Nov. 30, 2012	May 31, 2013	May 30, 2012	Nov. 30, 2012	Aug. 16, 2012	Nov. 30, 2011	May 31, 2013 Minimum [Member]	Nov. 30, 2012 Minimum [Member]	May 30, 2012 Minimum [Member]	Nov. 30, 2012 Minimum [Member] Range 01 [Member]	Nov. 30, 2012 Minimum [Member] Range 02 [Member]	Nov. 30, 2012 Minimum [Member] Range 03 [Member]	Nov. 30, 2012 Minimum [Member] Range 04 [Member]	May 31, 2013 Maximum [Member]	May 31, 2012 Maximum [Member]	Nov. 30, 2012 Maximum [Member]	May 30, 2012 Maximum [Member]	Nov. 30, 2012 Maximum [Member] Range 01 [Member]	Nov. 30, 2012 Maximum [Member] Range 02 [Member]	Nov. 30, 2012 Maximum [Member] Range 03 [Member]	Nov. 30, 2012 Maximum [Member] Range 04 [Member]	May 31, 2013 Senior Credit Facility [Member] BasisPoint	Nov. 30, 2012 Senior Credit Facility [Member] BasisPoint	May 31, 2013 Revolving credit facility [Member] BasisPoint	Nov. 30, 2012 Revolving credit facility [Member] BasisPoint	May 31, 2013 Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]	Nov. 30, 2012 Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]	May 31, 2013 Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]	Nov. 30, 2012 Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]	Nov. 30, 2011 Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]	Dec. 31, 2009 Convertible subordinated debentures, bearing interest at 4.0625% maturing in December 2039 [Member]	Nov. 30, 2012 Convertible subordinated debentures, bearing interest at 4.0625% maturing in December 2039 [Member]	Nov. 30, 2011 Convertible subordinated debentures, bearing interest at 4.0625% maturing in December 2039 [Member]	Jan. 14, 2013 Third Amendment [Member]	May 31, 2013 Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]	Jan. 28, 2013 Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]	Nov. 30, 2012 2.25% Convertible Subordinated Debentures [Member]	Nov. 30, 2011 2.25% Convertible Subordinated Debentures [Member]
Debt Instrument [Line Items]
Term loan borrowing under revolving credit facility	$ 50.0		$ 50.0																															$ 50.0
Sale leasebacks								20.0	20.0							30.0	30.0
Second lien indebtedness	510			510	510
Maximum term loan to draw	50.0			50.0	50.0																													50.0
Senior credit facility aggregate principal amount	50.0			50.0						25.0	75.0	50.0	75.0					50.0	125.0	100.0	125.0													300.0
Term loan facility principal amount	45.0	43.8		45.0		47.5																												50.0
Revolving credit facility aggregate principal amount	150.0			150.0																														150.0
Term of revolving credit facility																																		5 years
Term of loan facility																																		5 years
Standby letters of credit	100.0	100.0		100.0
Swingline loans	5.0	5.0		5.0
Term loan facility amortize percentage							5.00%	5.00%
Outstanding letters of credit	44.8	44.8		44.8
Standby letters of credit outstanding	100.0	100.0		100.0
Outstanding under the term loan facility	47.5	46.3		47.5
Interest at Libor Plus basis points																						3.50%	3.50%	3.50%	3.50%
Commitment fee basis points																						50	50
Interest Rate addition to base rate																						2.50%
Debt instrument, fronting fee per annum, basis points																								25	25
Percentage of equity interests owned or held by the loan parties		66.00%		66.00%
Percentage of non-voting stock owned or held by the loan parties		100.00%		100.00%
Financial covenants that the borrower maintains, net of cash														100.0	100.0
Maximum total leverage ratio							3.50							1.00
Minimum interest coverage ratio							2.40							1.00
Aggregate principal amount	200.2	200.2		200.2		200.2																				200.0	200.0	0.2	0.2	0.2	200.0	200.0	200.0			460.0
Convertible subordinated debentures, bearing interest																										4.0625%	4.0625%	2.25%	2.25%		4.0625%	4.0625%			7.125%	7.125%		2.25%
Percentage of debentures redemption price on principal amount				100.00%																						100.00%	100.00%								100.00%
Redemption price rate on principal amount																																			35.00%
Redemption price percentage of aggregate principal amount																																			107.125%
Debt instrument repurchase price rate on principal amount																																			101.00%
Percentage of ownership interest																																			25.00%
Debt instrument additional interest rate percentage																																			0.25%
Default rate in addition to interest rate																																			0.25%
Debt instrument, interest rate, stated percentage rate range, maximum																																			1.00%
Aggregate principal amount																												0.2	0.2	0.2
Debentures maturity period																															Dec. 31, 2039
Number of shares required to convert debentures into shares for a specific principal amount	111.0926	111.0926		111.0926
Principal amount for conversion of debentures into shares		$ 1,000		$ 1,000
Debentures conversion price		$ 9.00		$ 9.00
Percentage of Company's common stock redemption, conversion price																										150.00%	150.00%
Repurchase price of debentures																										100.00%	100.00%
Interest payment or any make-whole premium	5.00%	5.00%		5.00%
Optional repurchase percentage		2.50%		2.50%
Daily volume weighted average price per share		97.50%		97.50%
Net proceeds from issuance of Debentures		194.1		194.1
Debentures redeemed value				75.0
Discount rate																													8.86%
Carrying value of the liability																													97.5
Equity component or debt discount of the debentures																													48.9
Debentures repurchase date																													Nov. 20, 2011
Debentures issuance cost				4.9
Deferred financing costs	7.0	19.8		7.0		8.4																															3.3
Equity issuance costs				$ 1.6